Note 8 - Stockholders' Equity (Details) (USD $)	9 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Details
Common Stock, Shares Authorized	450,000,000	450,000,000
Common Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, No Par Value	$ 0.001
Common Stock, Shares Issued	20,019,874	14,563,150
Development Stage Entities, Stock Issued, Shares, Issued for Cash	2,577,750
Development Stage Entities, Stock Issued, Value, Issued for Cash	$ 1,347,000